ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2019 reporting_unit recycling_market lease	Jan. 31, 2019	Jun. 30, 2018
Property, Plant and Equipment [Line Items]
Number of leases acquired through merger | lease	3
Ownership percentage		28.90%	20.00%
Average period over which market price of scrap per ton is calculated	10 years
Number of recycling markets | recycling_market	3
Number of reporting units | reporting_unit	1
Vessel
Property, Plant and Equipment [Line Items]
Estimated remaining economic useful life	25 years
Other equipment
Property, Plant and Equipment [Line Items]
Estimated remaining economic useful life	5 years
Minimum
Property, Plant and Equipment [Line Items]
Ownership percentage	20.00%
Maximum
Property, Plant and Equipment [Line Items]
Ownership percentage	50.00%